Property and Equipment	9 Months Ended
Sep. 30, 2020
BigToken Inc [Member]
Property and Equipment

NOTE 3 – PROPERTY AND EQUIPMENT

The components of property and equipment are as follows:

	September 30, 2020 (Unaudited)	December 31, 2019	December 31, 2018

Computer Equipment	$4,000	$4,000	$4,000
Accumulated depreciation	(3,000)	(1,000)	-
Property and equipment, net	$1,000	$3,000	$4,000

The carve-out statements of operations include both depreciation expense directly identifiable as BIGToken’s and allocated depreciation expense from SRAX, Inc. The following table summarizes the Company’s depreciation expense for the periods indicated:

	Nine months ended		Years ended
	September 30, 2020 (Unaudited)	September 30, 2019 (Unaudited)	December 31, 2019	December 31, 2018
Directly identifiable as BIGToken’s	$2,000	$1,000	$1,000	$-
Allocated from SRAX, Inc.	37,000	50,000	70,000	26,000
Depreciation expense	$39,000	$51,000	$71,000	$26,000